Revenue Recognition - Trade Allowance for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Roll forward of notes and accounts receivable - trade allowance for credit losses
Allowance for Credit Loss, Beginning Balance	$ 114	$ 192
Additions/(Releases)	5	(2)
Write-offs	(31)	(78)
Foreign currency and Other	10	2
Allowance for Credit Loss, Ending Balance	$ 99	$ 114